Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		$ 1,721	$ 1,707
Dividends paid to non-controlling interest		82	88
Scotiabank Chile S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		262	256
Dividends paid to non-controlling interest		$ 8	24
Scotiabank Chile S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		0.20%
Scotiabank Chile S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		49.10%
Scotiabank Colpatria, S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	[1]	$ 323	405
Scotiabank Colpatria, S.A. [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	44.00%
Scotiabank Colpatria, S.A. [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	47.00%
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		$ 379	350
Dividends paid to non-controlling interest		$ 14	13
Scotia Group Jamaica Limited [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		28.22%
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		$ 491	464
Dividends paid to non-controlling interest		$ 51	49
Scotiabank Trinidad and Tobago Limited [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		49.10%
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		$ 266	232
Dividends paid to non-controlling interest		$ 9	$ 2
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[2]	0.0005%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[2]	49.35%

[1]	Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of the 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.
[2]	Range of non-controlling interest % for other subsidiaries.